Annual Total Returns[BarChart] - Direxion Daily Retail Bull 3X Shares - Direxion Daily Retail Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.70%	80.06%	139.38%	30.18%	44.48%	(0.12%)	(1.65%)	(35.02%)	23.00%	62.24%